United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q

                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



                        Date of Fiscal Year End: 4/30/05


                 Date of Reporting Period: Quarter ended 7/31/04


Item 1.        Schedule of Investments



Federated Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2004 (unaudited)


       Principal
         Amount                                                                                              Value
                             Asset-Backed Securities--0.8%
                             Credit Card--0.5%
$      1,500,000             Prime Credit Card Master Trust 2000-1, Class A, 6.70%,
                             10/15/2009                                                            $       1,577,775
                             Home Equity Loan--0.3%
        489,413     1        125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                  496,754
        449,765              New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%,
                             10/25/2028                                                                     456,557
                             Total                                                                          953,311
                             Manufactured Housing--0.0%
         68,480              Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031                     992
                             Total Asset-Backed Securities (identified cost $2,503,293)                    2,532,078
                             Corporate Bonds--82.5%
                             Basic Industry - Chemicals--0.4%
         10,000              Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005                          10,373
         30,000              PPG Industries, Inc., Note, 6.50%, 11/1/2007                                    32,441
       1,175,000             Praxair, Inc., 6.625%, 10/15/2007                                             1,281,161
                             Total                                                                         1,323,975
                             Basic Industry - Metals & Mining--1.9%
       2,000,000             BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006                        2,116,300
        500,000              Barrick Gold Corp., Deb., 7.50%, 5/1/2007                                      548,370
        950,000              Inco Ltd., 5.70%, 10/15/2015                                                   937,937
        500,000     2        Noranda, Inc., 6.00%, 10/15/2015                                               495,094
        750,000              Placer Dome, Inc., Bond, 8.50%, 12/31/2045                                     828,495
       1,200,000             Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                     1,306,368
                             Total                                                                         6,232,564
                             Basic Industry - Paper--1.3%
        350,000     2        International Paper Co., 4.25%, 1/15/2009                                      346,699
        350,000     2        International Paper Co., 5.50%, 1/15/2014                                      346,164
         25,000              International Paper Co., Note, 6.50%, 11/15/2007                                26,889
       1,000,000             Louisiana-Pacific Corp., 8.875%, 8/15/2010                                    1,175,000
        300,000              Westvaco Corp., 7.65%, 3/15/2027                                               343,398
       1,000,000             Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                    1,132,820
        450,000     2        Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                      497,057
        300,000              Weyerhaeuser Co., Note, 5.50%, 3/15/2005                                       305,757
                             Total                                                                         4,173,784
                             Capital Goods - Aerospace & Defense--0.8%
         15,000              Boeing Co., Unsecd. Note, 6.625%, 6/1/2005                                      15,475
       1,600,000             Raytheon Co., Deb., 7.20%, 8/15/2027                                          1,768,632
        860,000     2        Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                               844,632
                             Total                                                                         2,628,739
                             Capital Goods - Building Materials--0.8%
        650,000              CRH America, Inc., 5.30%, 10/15/2013                                           649,441
       2,000,000             Masco Corp., Note, 6.75%, 3/15/2006                                           2,116,380
                             Total                                                                         2,765,821
                             Capital Goods - Construction Machinery--0.0%
         25,000              Ingersoll-Rand Co., Note, 6.51%, 12/1/2004                                      25,337
                             Capital Goods - Diversified Manufacturing--1.7%
       1,220,000             Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011                 1,436,550
        760,000              Emerson Electric Co., 4.50%, 5/1/2013                                          733,180
        500,000     1        Hutchison Whampoa International Ltd., 7.45%, 11/24/2033                        490,365
        500,000              Kennametal, Inc., 7.20%, 6/15/2012                                             535,415
       1,400,000             Tyco International Group, Company Guarantee, 6.375%, 2/15/2006                1,467,494
       1,000,000    2        Tyco International Group, Note, 5.80%, 8/1/2006                               1,045,180
                             Total                                                                         5,708,184
                             Capital Goods - Environmental--1.6%
       2,500,000             Waste Management Inc., Sr. Note, 7.00%, 10/1/2004                             2,520,125
        425,000              Waste Management Inc., Sr. Note, 7.125%, 10/1/2007                             466,586
       2,000,000             Waste Management, Inc., Deb., 8.75%, 5/1/2018                                 2,231,280
                             Total                                                                         5,217,991
                             Communications - Media & Cable--3.9%
       2,000,000             British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                          2,316,612
       1,600,000             Comcast Corp., 6.375%, 1/30/2006                                              1,677,504
        400,000     2        Comcast Corp., Note, 7.05%, 3/15/2033                                          423,556
       3,500,000             Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                            3,903,900
       2,250,000             Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004                  2,263,432
       2,200,000             Grupo Televisa S.A., Note, 8.00%, 9/13/2011                                   2,414,500
                             Total                                                                         12,999,504
                             Communications - Media Noncable--2.0%
       2,000,000             Clear Channel Communications, Inc., 6.00%, 11/1/2006                          2,102,048
        500,000     2        News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                         633,222
       3,700,000             Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006                      3,914,748
                             Total                                                                         6,650,018
                             Communications - Telecom Wireless--1.1%
       3,350,000             AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006                       3,568,420
                             Communications - Telecom Wirelines--7.0%
       3,100,000             CenturyTel, Inc., 8.375%, 10/15/2010                                          3,552,631
       2,675,000    2        Citizens Communications Co., Note,  9.00%, 8/15/2031                          2,629,648
       1,000,000             Deutsche Telekom International Finance BV, 5.25%, 7/22/2013                    989,930
        100,000              GTE Southwest, Inc., Deb., 6.54%, 12/1/2005                                    104,943
       1,500,000    1        KT Corp., Note, 5.875%, 6/24/2014                                             1,513,211
       8,000,000             Sprint Capital Corp., 7.125%, 1/30/2006                                       8,464,128
        760,000     2        Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                      923,639
       3,125,000             Telecom de Puerto Rico, Sr. Note, 6.65%, 5/15/2006                            3,290,594
       2,000,000             Telefonos de Mexico, Sr.  Note, 4.50%, 11/19/2008                             1,965,534
                             Total                                                                         23,434,258
                             Consumer Cyclical - Automotive--10.2%
       7,500,000             Ford Motor Credit Co., Global Bond, 6.875%, 2/1/2006                          7,871,422
       9,000,000             Ford Motor Credit Co., Note, 6.50%, 1/25/2007                                 9,496,908
        250,000              Ford Motor Credit Co., Note, 7.50%, 4/25/2011                                  256,302
         35,000              Ford Motor Credit Co., Note, 7.75%, 3/15/2005                                   36,068
        150,000     2        General Motors Acceptance Corp., 4.50%, 7/15/2006                              152,317
       1,000,000             General Motors Acceptance Corp., 6.875%, 8/28/2012                            1,018,190
       1,500,000             General Motors Acceptance Corp., 7.50%, 7/15/2005                             1,563,240
       1,060,000    2        General Motors Acceptance Corp., 8.00%, 11/1/2031                             1,079,398
       11,000,000            General Motors Acceptance Corp., Note, 6.75%, 1/15/2006                       11,521,950
        860,000     1        Harley Davidson, Inc., 3.625%, 12/15/2008                                      846,653
                             Total                                                                         33,842,448
                             Consumer Cyclical - Entertainment--2.2%
       3,000,000             AOL Time Warner, Inc., 6.15%, 5/1/2007                                        3,185,580
        500,000              AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031                                 554,375
       1,400,000    2        Carnival Corp., 3.75%, 11/15/2007                                             1,388,436
        180,000     1        International Speedway Corp., 4.20%, 4/15/2009                                 178,215
        940,000     1        International Speedway Corp., 5.40%, 4/15/2014                                 936,776
       1,000,000             Time Warner, Inc., Deb., 8.11%, 8/15/2006                                     1,089,690
                             Total                                                                         7,333,072
                             Consumer Cyclical - Retailers--1.0%
       1,050,000             CVS Corp., 5.625%, 3/15/2006                                                  1,094,499
        750,000              Loews Corp., Deb., 8.875%, 4/15/2011                                           874,335
       1,000,000             Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028                         1,087,730
        400,000     2        Target Corp., Note 5.40%, 10/1/2008                                            421,936
                             Total                                                                         3,478,500
                             Consumer Cyclical - Services--0.8%
        500,000              Adecco SA, Sr. Note, 7.00%, 3/15/2006                                          521,420
       2,025,000             Boston University, 7.625%, 7/15/2097                                          2,285,946
                             Total                                                                         2,807,366
                             Consumer Non - Cyclical - Consumer Products--0.8%
       2,350,000             Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005                            2,505,265
                             Consumer Non - Cyclical - Food/Beverage--1.2%
        700,000     2        Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006                             695,289
       1,300,000    2        General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006                         1,277,237
         5,000               Grand Metropolitan Investment Corp., Company Guarantee,
                             9.00%, 8/15/2011                                                                6,181
        100,000              Hershey Foods Corp., Note, 6.70%, 10/1/2005                                    104,931
       2,000,000             Kraft Foods, Inc., Global Note, 4.625%, 11/1/2006                             2,053,220
                             Total                                                                         4,136,858
                             Consumer Non - Cyclical - Health Care--0.9%
        840,000              Boston Scientific Corp., 5.45%, 6/15/2014                                      843,007
       2,000,000             UnitedHealth Group, Inc., Note 7.50%, 11/15/2005                              2,123,220
                             Total                                                                         2,966,227
                             Consumer Non - Cyclical - Pharmaceuticals--0.3%
        850,000     2        AstraZeneca PLC, Note, 5.40%, 6/1/2014                                         873,213
                             Consumer Non - Cyclical - Supermarkets--0.4%
        450,000     2        Kroger Co., Sr. Note, Series B, 7.25%, 6/1/2009                                502,290
        675,000              Kroger Co., Company Guarantee, 7.45%, 3/1/2008                                 753,678
                             Total                                                                         1,255,968
                             Consumer Non - Cyclical - Tobacco--0.3%
        375,000     2        Altria Group, Inc., Note, 5.625%, 11/4/2008                                    380,768
        750,000              Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006                               775,298
                             Total                                                                         1,156,066
                             Energy - Independent--3.5%
       1,000,000             Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006                     1,081,260
       5,000,000    2        Devon Energy Corp., Sr. Note, 2.75%, 8/1/2006                                 4,949,100
       1,360,000    1        Gazprom International SA, Company Guarantee, 7.201%, 2/1/2020                 1,343,000
        850,000              Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006                         912,900
       1,350,000    2        Pemex Project Funding Master, Company Guarantee, 9.125%,
                             10/13/2010                                                                    1,569,375
       1,800,000    1        Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                           1,763,298
                             Total                                                                         11,618,933
                             Energy - Integrated--2.0%
         10,000              BP Amoco PLC, Deb., 9.125%, 3/1/2011                                            12,493
       3,300,000             Husky Oil Ltd., Sr. Deb., 7.55%, 11/15/2016                                   3,784,638
        750,000              Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006                                   796,215
       1,100,000             Petro-Canada, Bond, 5.35%, 7/15/2033                                           958,254
       1,100,000    1        Statoil ASA, Note, 5.125%, 4/30/2014                                          1,097,635
                             Total                                                                         6,649,235
                             Energy - Refining--0.6%
       1,625,000    2        Valero Energy Corp., 7.50%, 4/15/2032                                         1,827,540
                             Financial Institution - Banking--8.6%
       1,250,000             ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026                        1,296,300
       1,200,000             Astoria Financial Corp., Sr. Note, 5.75%, 10/15/2012                          1,212,395
         15,000     2        Bank of America Corp., Sub. Note, 7.625%, 4/15/2005                             15,544
        100,000              Bank One Corp., Sub. Deb, 7.25%, 8/15/2004                                     100,166
       1,000,000             Chase Manhattan Corp., Sub. Note, 6.375%, 2/15/2008                           1,077,550
       2,000,000             City National Bank, Sub. Note, 6.375%, 1/15/2008                              2,168,980
       2,100,000             Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                               2,333,835
       1,300,000             Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004                         1,324,856
       1,500,000             FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                          1,566,888
       3,000,000             Household Finance Corp., 6.50%, 1/24/2006                                     3,158,850
       1,200,000             Hudson United Bancorp, Sub. Note, 7.00%, 5/15/2012                            1,322,657
        750,000     2        Northern Trust Corp., 4.60%, 2/1/2013                                          724,327
        715,000     2        PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007                                779,407
       1,000,000             PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009                                1,136,760
       3,864,076    1        Regional Diversified Funding., Ltd, Sr. Note, 9.25%, 3/15/2030                4,387,117
       1,300,000             Regions Financial Corp., Sr. Note, 4.375%, 12/1/2010                          1,280,266
        200,000              SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007                     219,636
       1,000,000    1        Swedbank, Sub., 7.50%, 11/29/2049                                             1,082,493
       1,200,000             Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011                       1,331,856
       2,000,000             Washington Mutual Finance Corp., Sr. Note, 8.25%, 6/15/2005                   2,099,320
                             Total                                                                         28,619,203
                             Financial Institution - Brokerage--7.7%
       1,700,000             Amvescap PLC, Sr. Note, 6.60%, 5/15/2005                                      1,756,015
       6,000,000    2        Bear Stearns Cos., Inc., Global Note, 6.50%, 5/1/2006                         6,352,620
         5,000               Citigroup Global Markets Inc., Note, 6.375%, 10/1/2004                          5,038
       3,000,000    1        FMR Corp., Note, 4.75%, 3/1/2013                                              2,929,320
        900,000     1        FMR Corp., Deb, 7.57%, 6/15/2029                                              1,066,329
        500,000              Franklin Resources, Inc., Sr. Note, 3.70%, 4/15/2008                           494,410
       1,000,000    2        Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034                        961,210
       1,250,000             Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006                               1,358,462
       1,875,000             Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007                       2,049,487
         15,000              Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006                              16,088
       5,000,000    2        Morgan Stanley, Unsub., 6.10%, 4/15/2006                                      5,262,250
       2,250,000             Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006                        2,387,273
        744,678     1        World Financial, Pass Thru Cert., Series 1996B, WFP, 6.91%,
                             9/1/2013                                                                       801,720
                             Total                                                                         25,440,222
                             Financial Institution - Finance Noncaptive--1.8%
       1,020,000             Capital One Financial Corp., Note, 7.125%, 8/1/2008                           1,107,298
       1,500,000             General Electric Capital Corp., Medium Term Note, Series A,
                             9.18%, 12/30/2008                                                             1,712,970
       3,000,000             MBNA America Bank, N.A., Sr. Note, Series BKNT, 6.50%,
                             6/20/2006                                                                     3,178,350
                             Total                                                                         5,998,618
                             Financial Institution - Insurance - Life--1.6%
       1,100,000             AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                         1,367,718
        300,000              Principal Financial Group, 6.125%, 10/15/2033                                  297,414
        150,000     2        Prudential Financial, Inc., 5.75%, 7/15/2033                                   140,628
       2,000,000    1        Reinsurance Group of America, Inc., 7.25%, 4/1/2006                           2,120,820
       1,150,000    1        Union Central Life Insurance Co., 8.20%, 11/1/2026                            1,249,521
                             Total                                                                         5,176,101
                             Financial Institution - Insurance - P&C--2.8%
       1,300,000    2,1      Liberty Mutual Group, Inc., Unsecd. Sr. Note, 7.00%, 3/15/2034                1,282,996
       3,500,000    1        MBIA Global Funding LLC, 2.875%, 11/30/2006                                   3,466,435
       2,265,000             Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009                      2,534,626
       1,000,000    1        Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033                               1,007,470
       1,000,000             St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%,
                             8/28/2007                                                                     1,095,210
                             Total                                                                         9,386,737
                             Financial Institution - REITs--1.4%
       2,000,000             Archstone-Smith Trust, Sr. Note, 5.00%, 8/15/2007                             2,058,220
       1,750,000             EOP Operating LP, 8.375%, 3/15/2006                                           1,893,377
        700,000     2        Rouse Co., Note, 5.375%, 11/26/2013                                            686,892
                             Total                                                                         4,638,489
                             Foreign-Local-Government--0.7%
       2,180,000             Hydro Quebec, Sr. Note, 6.30%, 5/11/2011                                      2,401,488
                             Sovereign--2.3%
       3,800,000    2        KFW-Kredit Wiederaufbau, Global Note, 2.70%, 3/1/2007                         3,746,914
       1,000,000             Sweden, Government of, Bond, 10.25%, 11/1/2015                                1,269,430
       1,500,000    2        United Mexican States, 6.625%, 3/3/2015                                       1,527,750
       1,200,000             United Mexican States, 7.50%, 4/8/2033                                        1,201,200
                             Total                                                                         7,745,294
                             Technology--1.7%
       1,500,000             Computer Sciences Corp., Sr. Note, 7.375%, 6/15/2011                          1,716,375
       1,000,000    2        IBM Corp., Deb., 8.375%, 11/1/2019                                            1,269,050
        400,000              SunGard Data Systems, Inc., Sr. Note, 4.875%, 1/15/2014                        383,164
       2,000,000    2        Unisys Corp., Sr. Note, 8.125%, 6/1/2006                                      2,115,000
                             Total                                                                         5,483,589
                             Transportation - Airlines--1.0%
        187,216              Continental Airlines, Inc., Pass Thru Cert., Series 1999-2,
                             C-1, 7.73%, 3/15/2011                                                          139,476
       1,300,000             Delta Air Lines, Inc., Pass Thru Cert., Series 2001-B, 7.92%,
                             11/18/2010                                                                     762,280
        803,420              Northwest Airlines Corp., Pass Thru Cert., Series 2000-1G,
                             8.072%, 10/1/2019                                                              855,722
       1,000,000             Southwest Airlines Co., Note, 6.50%, 3/1/2012                                 1,064,230
        425,000              Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                 453,968
                             Total                                                                         3,275,676
                             Transportation - Railroads--0.3%
        849,968              Burlington Northern Santa Fe, Pass Thru Cert.,1999-2, MTG,
                             7.57%, 1/2/2021                                                                986,057
                             Transportation - Services--0.9%
       3,100,000    1        FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007                                    3,027,429
                             Utility - Electric--5.0%
       2,000,000             Alabama Power Co., Sr. Note, 2.80%, 12/1/2006                                 1,991,160
       2,300,000    2        American Electric Power Co., Inc., Sr. Note, Series A,
                             6.125%, 5/15/2006                                                             2,414,655
       1,500,000             Enersis S.A., Note, 7.40%, 12/1/2016                                          1,494,270
       2,000,000    2,1      FirstEnergy Corp., Note, Series A, 5.50%, 11/15/2006                          2,082,546
       1,000,000             Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%,
                             8/1/2005                                                                      1,038,513
       1,350,000    2        MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                       1,479,209
        500,000     2        Oncor, Inc., Deb., 7.00%, 9/1/2022                                             545,375
       3,000,000             PSEG Power LLC, Company Guarantee, Sr. Note, 7.75%, 4/15/2011                 3,417,720
        610,000              Pacific Gas & Electric Co., 6.05%, 3/1/2034                                    589,034
        555,000     2        Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011                      533,599
       1,000,000    1        Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096                                 912,110
                             Total                                                                         16,498,191
                             Total Corporate Bonds (identified cost $274,838,281)                         273,856,380
                             Government Agencies--6.9%
                             Federal Home Loan Mortgage Corporation.--0.9%
       3,000,000    2        Federal Home Loan Mortgage Corp., Note, 6.875%, 1/15/2005                     3,068,070
                             Federal National Mortgage Association--6.0%
       20,000,000            Federal National Mortgage Association, Note, Series, 2.50%,
                             8/11/2006                                                                     19,811,800
                             Total Government Agencies (identified cost $22,934,549)                       22,879,870
                             Municipals--2.7%
                             Consumer Cyclical - Services--0.4%
       1,100,000             Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007                    1,235,135
                             Municipal Services--2.3%
       1,250,000             Atlanta & Fulton County, GA Recreation Authority, Taxable
                             Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena
                             Project)/(Financial Security Assurance, Inc. INS), 12/1/2028                  1,355,688
        825,000              Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA
                             LOC), 11/1/2018                                                                888,971
       2,000,000             McKeesport, PA, Taxable G.O.  Series B 1997, 7.30% Bonds
                             (MBIA Insurance Corp. INS), 3/1/2020                                          2,139,380
       1,000,000             Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC
                             LOC), 12/1/2025                                                               1,074,290
       1,000,000             Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds
                             (CGIC GTD), 9/1/2014                                                          1,078,010
       1,000,000             St. Johns County, FL Convention Center, Taxable Municipal
                             Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026                                1,065,520
                             Total                                                                         7,601,859
                             Total Municipals (identified cost $8,187,086)                                 8,836,994
                             Preferred Stocks--1.1%
                             Financial Institution - Banking--1.1%
         70,000              Citigroup, Inc., Cumulative Pfd., Series F (IDENTIFIED COST
                             $3,343,620)                                                                   3,637,816
                             U.S. Treasury--3.1%
       9,065,000             United States Treasury Bond, 12.75%, 11/15/2010 (IDENTIFIED
                             COST $10,655,682)                                                             10,260,492
                             Repurchase Agreements--9.6%
       6,289,000             Interest in $500,000,000 joint repurchase agreement with
                             Wachovia Securities, Inc., 1.38%, dated 7/30/2004, to be
                             repurchased at $6,289,723 on 8/2/2004, collateralized by U.S.
                             Government Agency Obligations with various maturities to
                             11/15/2021, collateral market value $510,004,843                              6,289,000
      500,000,000            Interest in $500,000,000 joint repurchase agreement with
                             Barclays Capital, Inc., 1.38%, dated 7/30/2004, to be
                             repurchased at $10,001,150 on 8/2/2004, collateralized by
                             U.S. Government Agency Obligations with various maturities to
                             5/15/2009 (held as collateral for securities lending)                         10,000,000
      700,000,000            Interest in $700,000,000 joint repurchase agreement with
                             Goldman Sachs & Co., 1.38%, dated 7/30/2004, to be repurchase at $15,583,792 on 8/2/2004, collateralized by U.S. Government
                             Agency Obligations with various maturities to 7/25/2034 (held
                             as collateral for securities lending)                                         15,582,000
                                      TOTAL REPURCHASE AGREEMENT (AT AMORTIZED COST)                       31,871,000
                             Total Investments--108.5%
                             (identified cost $348,044,513)3                                              353,874,630
                             OTHER ASSETS AND LIABILITIES--NET--8.5%                                        (21,925,626)
                             TOTAL NET ASSETS-100%                                                 $      331,949,004


1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At July 31, 2004, these securities amounted to $34,082,213 which represents 10.3% of net assets.

2    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers. As of July 31, 2004, securities subject to this type of arrangement and related collateral were as follows:

          Market Value of
          Securities Loaned
          $24,834,555


          Market Value
          of Collateral
          $25,683,500


     3 At July 31, 2004 the cost of investments for federal tax purposes was $348,044,513. The net unrealized appreciation of investments for federal tax purposes was $5,830,117. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,132,310 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,302,193.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
AMBAC          --American Municipal Bond Assurance Corporation
CGIC           --Capital Guaranty Insurance Corporation
FSA            --Financial Security Assurance
GTD            --Guaranteed
INS            --Insured
LOC            --Letter of Credit
REITs          --Real Estate Investment Trust
SA             --Support Agreement


















Federated Short-Term Income Fund
Portfolio of Investments
July 31, 2004 (unaudited)


          Principal
            Amount                                                                                                     Value
                                Adjustable Rate Mortgages--3.3%
                                Federal National Mortgage Association--3.3%
$          864,705          1   FNMA ARM 544843, 3.61%, 10/01/2027                                          $         881,437
          2,290,557         1   FNMA ARM 544852, 3.62%, 4/01/2028                                                    2,334,031
          2,428,215         1   FNMA ARM 556379,2.64%,  5/01/2040                                                    2,465,507
           765,259          1   FNMA ARM 556388, 2.64% 5/01/2040                                                      777,011
                                Total adjustable rate mortgages (identified cost $6,442,939)                         6,457,986
                                Asset-Backed Securities--24.4%
                                Asset-Backed Securities--1.2%
          1,120,612             California Infrastructure & Economic Development Bank Special Purpose
                                Trust SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008                                     1,168,305
           422,138              Mellon Bank Home Equity Installment Loan 1999-1, Class B, 6.95%, 3/25/2015            431,320
           750,000          1   Mellon Bank Premium Finance Loan Master Trust Series 2004-1 Class C,
                                Class C, 2.33%, 6/15/2009                                                             750,937
                                Total                                                                                2,350,562
                                Auto Receivables--8.4%
          2,132,369             Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%,
                                6/12/2008                                                                            2,174,748
          1,195,083         1   Americredit Automobile Receivables Trust 2002-A, Class A3, 1.56%,
                                10/12/2006                                                                           1,195,968
          1,750,000             Americredit Automobile Receivables Trust 2004-1, Class A3, 7/6/2008                  1,753,839
          1,500,000             BMW Vehicle Owner Trust 2004-A, Class A3, 2.67%, 3/25/2008                           1,494,075
          1,000,000             Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007              986,624
          2,000,000         1   DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.44%, 5/15/2007                 2,001,500
           755,087          2   First Tennessee Financial Auto Securitization Trust 2002-A, Class A,
                                3.55%, 7/15/2008                                                                      761,105
           117,677              Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005                       117,844
           194,630              Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005                194,879
          1,000,000             Household Automotive Trust 2004-1, Class A3, 3.30%, 4/17/2008                         999,380
          1,500,000             M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008                                1,522,320
           624,174              MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005                               625,334
           457,805              Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009                465,446
           291,386              The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018                      297,983
          2,000,000             Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007                            1,988,491
                                Total                                                                               16,579,536
                                Credit Card--4.7%
          2,000,000             Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008                          2,011,220
          1,000,000         1   Bank One Issuance Trust 2002-B1, Class B1, 1.76%, 12/15/2009                         1,005,950
          1,250,000             Capital One Multi Asset Execution 2003-A6, Class A6, 2.95%, 8/17/2009                1,244,200
          3,000,000         1   Citibank Credit Card Issuance Trust 2000-C2, Class C2, 2.25%, 10/15/2007             3,010,080
          2,000,000         1   MBNA Master Credit Card Trust 2000-D, Class B, 1.81%, 9/15/2009                      2,012,980
                                Total                                                                                9,284,430
                                Home Equity Loan--6.6%
           489,413         2,3  125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029                         496,754
          9,999,862             ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004                             8,600
           214,341        1,2,3 AQ Finance NIM Trust 2002-N6, Class NOTE, 2.15%, 12/25/2007                           215,548
           582,897          1   Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.97%, 2/25/2033              589,093
           591,484         1,2  Bayview Financial Acquisition Trust 1998-1, Class M-II-2, 2.30, 5/25/2029             555,629
          1,053,768         2   Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029              1,101,605
           407,455         1,2  Bayview Financial Acquisition Trust 1998-1, Class M-II-1, 2.20%,
                                5/25/2029                                                                             390,013
          5,683,333             Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004                                 4,888
           190,433          1   Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB,
                                4.20%, 6/25/2028                                                                      190,801
          1,000,000             Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2,
                                3/25/2020                                                                             993,920
           667,056          2   Chase Funding Net Interest Margin Trust 2004-1A, Class NOTE, 3.75%,
                                2/27/2034                                                                             670,267
           178,561              Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018                   179,534
           106,509          1   ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.86%, 1/15/2028              106,628
          1,700,350         1   Fifth Third Home Equity Loan Trust 2003-1, Class A, 1.67%, 9/20/2023                 1,700,361
           902,746          1   First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class
                                A3, 1.80%, 3/25/2034                                                                  906,150
           661,923          2   First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024                          661,095
           531,397              New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028              539,422
           865,215        1,2,3 Quest Trust 2004 - X1, Class A, 1.78%, 2/25/2034                                      865,622
          1,000,000             Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%,
                                5/25/2025                                                                             988,200
          1,746,564             Residential Asset Securities Corp. 1999-KS3, Class AI7, 7.505%, 10/25/2030           1,830,399
                                Total                                                                               12,994,529
                                Manufactured Housing--0.6%
            46,348              Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018                         46,431
           995,803              Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028                        1,048,491
                                Total                                                                                1,094,922
                                Other--1.9%
           525,652          2   Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007                   533,557
          1,143,261             John Deere Owner Trust 2003-A, Class A2, 1/17/2006                                   1,142,643
          2,000,000         1   Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.82%,
                                12/17/2007                                                                           2,003,080
                                Total                                                                                3,679,280
                                Rate Reduction Bond--1.1%
           569,725              CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007                         574,100
          1,499,249             California Infrastructure & Economic Development Bank Special Purpose
                                Trust SCE-1 1997-1, Class A6, 6.38%, 9/25/2008                                       1,564,017
                                Total                                                                                2,138,117
                                Total Asset-Backed Securities (identified cost $48,419,774)                         48,121,375
                                Collateralized Mortgage Obligations--10.9%
                                Commercial Mortgage--0.1%
          5,219,753             First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO,
                                1.49972%, 4/18/2029                                                                   203,093
                                Federal Home Loan Mortgage Corp.--3.7%
          1,585,808         1   Federal Home Loan Mortgage Corp. REMIC 2571 FB, 1.73%, 2/15/2018                     1,587,458
           721,773              Federal Home Loan Mortgage Corp. REMIC SF1 A3, 2.00%, 12/15/2008                      720,577
           997,310         2,3  Federal Home Loan Mortgage Corp. Structured Pass Through H010, Class A1,
                                1.582%, 9/15/2008                                                                     982,227
          1,211,033             Federal Home Loan Mortgage Corp. Structured Pass Through H009, Class A2,
                                1.876%, 3/15/2008                                                                    1,182,603
          2,941,987             Federal Home Loan Mortgage Corp. Structured Pass Through H008, Class A3,
                                2.29%, 6/15/2007                                                                     2,933,978
                                Total                                                                                7,406,843
                                Federal National Mortgage Association--0.5%
           930,048              Federal National Mortgage Association REMIC 2002-22 PE, 6.50%, 11/25/2030             946,892
                                Home Equity Loan--0.9%
          1,756,009        2,3  Washington Mutual 2003-AR12, Class A2, 2.44%, 12/25/2033                             1,759,205
                                Non-Agency Mortgage--4.7%
          1,558,761        1,2  Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 3.76%,
                                2/1/2017                                                                             1,554,864
           835,574         2,3  Greenwich Capital Acceptance 1991-4, Class 0, 6.33%, 7/1/2019                         835,315
          2,078,238             Impac CMB Trust 2002-7, Class A, 1.88%, 11/25/2032                                   2,093,763
           314,122              Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033                  314,222
           135,318              Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007               135,376
           978,945        1,2,3 RESI Finance LP 2002-A, Class B3, 2.96%, 10/10/2034                                  1,004,645
          22,500,000            Residential Asset Securitization Trust 2002-A11, Class AIO, 2.50%,
                                10/25/2032                                                                            258,075
          22,750,000            Residential Asset Securitization Trust 2002-A4, Class AIO, 2.50%,
                                8/25/2004                                                                             56,648
          3,000,000             Washington Mutual 2003-AR9, Class A2A, 2.34%, 10/25/2003                             2,993,070
          1,918,345         1   Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.40%,
                                7/25/2034                                                                            1,925,174
                                Total                                                                               11,171,152
                                Total Collateralized Mortgage Obligations (identified cost $21,756,401)             21,487,185
                                Corporate Bonds--37.4%
                                Basic Industry - Chemicals--0.6%
          1,200,000             Praxair, Inc., 2.75%, 6/15/2008                                                      1,151,832
                                Basic Industry - Paper--0.1%
           300,000              Weyerhaeuser Co., Note, 5.50%, 3/15/2005                                              305,757
                                Capital Goods - Aerospace & Defense--0.3%
           400,000              Boeing Capital Corp., 5.65%, 5/15/2006                                                419,020
           250,000              General Dynamics Corp., 2.125%, 5/15/2006                                             246,455
                                Total                                                                                 665,475
                                Capital Goods - Diversified Manufacturing--0.4%
           800,000         2,3  Tyco International Group SA Participation Certificate Trust, Note,
                                4.436%, 6/15/2007                                                                     806,952
                                Communications - Media & Cable--1.0%
           500,000              Comcast Corp., 6.375%, 1/30/2006                                                      524,220
           250,000              Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005                                  266,920
          1,100,000             Cox Communications, Inc., 7.75%, 8/15/2006                                           1,190,255
                                Total                                                                                1,981,395
                                Communications - Media Noncable--1.1%
          1,100,000             Clear Channel Communications, Inc., 6.00%, 11/1/2006                                 1,156,126
          1,000,000             Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006                             1,058,040
                                Total                                                                                2,214,166
                                Communications - Telecom Wireless--1.2%
          1,250,000             AT&T Wireless Services, Inc., 6.875%, 4/18/2005                                      1,286,563
          1,000,000       1,2,3 Verizon Wireless, Inc., 1.35%, 5/23/2005                                              999,771
                                Total                                                                                2,286,334
                                Communications - Telecom Wirelines--1.1%
          1,000,000             GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005                                          1,020,740
          1,100,000             SBC Communications, Inc., Note, 5.75%, 5/2/2006                                      1,150,457
                                Total                                                                                2,171,197
                                Consumer Cyclical - Automotive--2.0%
           500,000              DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005                         521,915
           450,000              General Motors Acceptance Corp., 4.50%, 7/15/2006                                     456,953
          1,000,000             General Motors Acceptance Corp., Note, 6.75%, 1/15/2006                              1,047,450
           850,000         2,3  Harley Davidson, Inc., 3.625%, 12/15/2008                                             836,808
          1,000,000       1,2,3 VW Credit, Inc., 1.88%, 7/21/2005                                                    1,002,350
                                Total                                                                                3,865,476
                                Consumer Cyclical - Entertainment--1.1%
           850,000              AOL Time Warner, Inc., 5.625%, 5/1/2005                                               869,219
          1,250,000             Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                                              1,304,150
                                Total                                                                                2,173,369
                                Consumer Cyclical - Retailers--2.5%
          1,000,000             CVS Corp., 5.625%, 3/15/2006                                                         1,042,380
          1,000,000             Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009                                         1,054,470
           750,000              Target Corp., 3.375%, 3/1/2008                                                        740,445
          2,000,000             Wal-Mart Stores, Inc., 4.15%, 6/15/2005                                              2,030,040
                                Total                                                                                4,867,335
                                Consumer Non - Consumer Products--1.3%
          1,000,000             Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005                                   1,066,070
           500,000              Gillette Co., 2.875%, 3/15/2008                                                       485,330
          1,000,000             Procter & Gamble Co., 3.50%, 12/15/2008                                               984,630
                                Total                                                                                2,536,030
                                Consumer Non - Food/Beverage--1.7%
          1,100,000             Diageo Capital PLC, 3.375%, 3/20/2008                                                1,082,180
          1,000,000             General Mills, Inc., 3.875%, 11/30/2007                                              1,001,820
          1,250,000             Kellogg Co., Note, 6.00%, 4/1/2006                                                   1,310,238
                                Total                                                                                3,394,238
                                Consumer Non - Pharmaceuticals--1.3%
          1,500,000             Johnson & Johnson, Deb., 8.72%, 11/1/2024                                            1,592,385
           944,000              Lilly (Eli) & Co., Note, 2.90%, 3/15/2008                                             917,408
                                Total                                                                                2,509,793
                                Consumer Non - Supermarkets--1.1%
           895,000              Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004                                           894,991
          1,250,000             Kroger Co., Sr. Note, 6.375%, 3/1/2008                                               1,341,863
                                Total                                                                                2,236,854
                                Energy - Independent--0.4%
           800,000         2,3  Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009                                   783,684
                                Energy - Integrated--1.2%
          1,100,000             ChevronTexaco Corp., 5.70%, 12/1/2008                                                1,134,375
          1,250,000             Conoco, Inc., 5.45%, 10/15/2006                                                      1,309,163
                                Total                                                                                2,443,538
                                Energy - Refining--0.5%
           900,000              Valero Energy Corp., 7.375%, 3/15/2006                                                958,959
                                Financial Institution - Banking--3.0%
          1,250,000             Citigroup Global Markets Holdings, Inc., Note, 5.875%, 3/15/2006                     1,307,663
          1,000,000             Household Finance Corp., Note, 6.50%, 1/24/2006                                      1,052,950
           450,000              Mellon Funding Corp., 7.50%, 6/15/2005                                                469,760
          1,000,000             PNC Funding Corp., 5.75%, 8/1/2006                                                   1,044,430
          1,000,000         4   Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007                                       1,037,750
          1,000,000             Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005                                        1,052,020
                                Total                                                                                5,964,573
                                Financial Institution - Brokerage--2.3%
          1,000,000             Amvescap PLC, Sr. Note, 6.60%, 5/15/2005                                             1,032,950
          1,250,000        2,3  Goldman Sachs Group LP, 6.75%, 2/15/2006                                             1,320,288
          1,200,000             Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004                                   1,214,292
          1,000,000             Morgan Stanley, Unsub., 6.10%, 4/15/2006                                             1,052,450
                                Total                                                                                4,619,980
                                Financial Institution - Finance Noncaptive--2.5%
          1,250,000             American Express Co., 3.75%, 11/20/2007                                              1,255,538
          1,000,000             Capital One Bank, Sr. Note, 8.25%, 6/15/2005                                         1,045,819
          1,500,000             General Electric Capital Corp., 5.35%, 3/30/2006                                     1,560,015
          1,100,000             SLM Corp., 5.625%, 4/10/2007                                                         1,160,137
                                Total                                                                                5,021,509
                                Financial Institution - Insurance - Life--0.8%
           500,000              AXA Financial, Inc., Note, 6.50%, 4/1/2008                                            544,040
          1,000,000        2,3  Metropolitan Life Insurance Co., 7.00%, 11/1/2005                                    1,050,410
                                Total                                                                                1,594,450
                                Financial Institution - Insurance - P&C--1.2%
          1,100,000        2,3  Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005                      1,159,103
          1,200,000             Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007                                       1,254,756
                                Total                                                                                2,413,859
                                Financial Institution - REITS--1.2%
          1,000,000             Archstone-Smith Trust, 3.00%, 6/15/2008                                               960,480
          1,250,000             Simon Property Group, Inc., 6.375%, 11/15/2007                                       1,336,938
                                Total                                                                                2,297,418
                                Foreign-Local-Govt--1.1%
          1,000,000             Ontario, Province of, 2.35%, 6/30/2006                                                988,050
          1,200,000             Quebec, Province of, 5.50%, 4/11/2006                                                1,247,172
                                Total                                                                                2,235,222
                                Technology--3.3%
          1,000,000             Computer Sciences Corp., 7.50%, 8/8/2005                                             1,049,420
           800,000              Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008                                       871,648
          1,250,000             First Data Corp., 3.375%, 8/1/2008                                                   1,224,000
          1,250,000             Fiserv, Inc., Note, 4.00%, 4/15/2008                                                 1,237,225
          1,000,000             Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005                                  1,040,500
          1,000,000         4   IBM Corp., 4.125%, 6/30/2005                                                         1,015,540
                                Total                                                                                6,438,333
                                Transportation - Airlines--0.4%
           750,000              Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006                            791,115
                                Transportation - Services--0.5%
          1,000,000        2,3  FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007                                            976,590
                                Utility - Electric--2.1%
          1,000,000             Alabama Power Co., 2.65%, 2/15/2006                                                   994,910
          1,100,000             FPL Group, Inc., 3.25%, 4/11/2006                                                    1,105,434
          1,000,000             PSEG Power LLC, 6.875%, 4/15/2006                                                    1,059,710
          1,000,000             Pacific Gas & Electric Co., Unsecd. Note, 3.60%, 3/1/2009                             972,560
                                Total                                                                                4,132,614
                                Total Corporate Bonds (identified cost $74,175,160)                                 73,838,051
                                Government Agencies--5.7%
                                Federal Home Loan Bank System--1.1%
          2,000,000             Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008                             2,147,920
                                Federal Home Loan Mortgage Corp.--3.0%
          6,000,000             Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006                                  5,969,160
                                Federal National Mortgage Association--1.6%
          3,250,000         4   Federal National Mortgage Association, Unsecd. Note, 2.50%, 6/15/2006                3,229,980
                                Total Government Agencies (identified cost $11,253,851)                             11,347,060
                                Mortgage Backed Securities--0.7%
                                Government National Mortgage Association--0.7%
           244,839              GNMA, Pool 354754, 7.50%, 2/15/2024                                                   264,987
          1,000,807             GNMA, Pool 780360, 11.00%, 9/15/2015                                                 1,127,259
                                Total mortgage backed securities (identified cost $1,368,600)                        1,392,246
                                U.S. Treasury--10.8%
          4,500,000             United States Treasury Note, 2.125%, 10/31/2004                                      4,508,100
          1,000,000             United States Treasury Note, 2.25%, 2/15/2007                                         983,750
          3,000,000         4   United States Treasury Note, 3.25%, 8/15/2007                                        3,012,660
          4,000,000         4   United States Treasury Note, 3.25%, 8/15/2008                                        3,971,240
           500,000          4   United States Treasury Note, 5.625%, 5/15/2008                                        539,920
          7,000,000         4   United States Treasury Note, 5.75%, 11/15/2005                                       7,308,420
           935,000              United States Treasury Note, 6.625%, 5/15/2007                                       1,024,264
                                Total u.s. treasury (identified cost $21,201,272)                                   21,348,354
                                Mutual Funds--16.0%5
           650,135              Federated Mortgage Core Portfolio                                                    6,566,364
          5,477,469             Prime Value Obligations Fund, IS Shares                                              5,477,469
          19,508,458            Prime Value Obligations Fund, IS Shares (held as collateral for
                                securities lending)                                                                 19,508,458
                                Total mutual funds (identified cost $31,607,013)                                    31,552,291
                                Total Investments-109.2%
                                 (identified cost $216,225,010) 6                                                   215,544,548
                                other assets and liabilities-net-(9.2)%                                            (18,060,604)
                                total net assets--100%                                                      $       197,483,944



1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At July 31, 2004, these securities amounted to $21,323,397 which represents 10.8% of net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $15,095,264 and representing 7.6% of total net assets).

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

4    Certain   principal   amounts  are  temporarily  on  loan  to  unaffiliated
     broker/dealers.

5    Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $216,225,010. The net unrealized depreciation of investment for federal tax purposes was $680,462. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $958,611 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,639,073.


Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:
FNMA           --Federal National Mortgage Association
IO             --Interest Only
LLC            --Limited Liability Corporation
LP             --Limited Partnership
PLC            --Public Limited Company
REMIC          --Real Estate Mortgage Investment Conduit
SA             --Support Agreement
















Item 2.        Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.        Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Federated Income Securities Trust

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By             /S/ J. Christopher Donahue, Principal Executive Officer
Date           September 23, 2004


By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004